NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Income Per Share

	For the years ended December 31,
	2011	2012	2013

Net income (numerator), basic and diluted	$41,000	$6,927	$24,408

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	58,934,912	59,011,396	59,111,594

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	140,554	81,408	64,863

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,075,466	59,092,804	59,176,457

Net income per share-basic	$0.70	$0.12	$0.41

Net income per share-diluted	$0.69	$0.12	$0.41